Property, plant and equipment- Capital commitments (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Capital commitments (excluding equity accounted investments)
Capital commitments	R 63,276	R 90,736	R 137,286
Property, plant and equipment
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	179,172	154,739
Authorised but not yet contracted for	40,687	61,673
Capital commitments cumulative expenditure	(156,583)	(125,676)
Capital commitments	63,276	90,736
Capital commitments to sustain existing operations	26,925	23,850
Capital commitments to expand operations	R 36,351	R 66,886